Research and Development Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Staff costs, maintenance costs, and utilities(1)	$ 247	$ 257	$ 230
Depreciation of PPE and amortization of intangible assets	110	147	220
Other	125	74	26
Research and development expense	482	478	476
Staff, maintenance, and utility costs	$ 27	$ 22	$ 0